Segments and Geographical Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 16,549	$ 15,843
Gross profit	3,382	3,217
Assets related to segment	25,229	5,976	$ 20,111
RFID and Mobile Solutions (BOS-Dimex) [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	7,027	7,145
Gross profit	1,404	1,666
Assets related to segment	7,454	5,349
Supply Chain Solutions (BOS-Odem) [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	9,616	8,740
Gross profit	1,978	1,521
Assets related to segment	1,101	627
Intercompany [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	(94)	(42)
Gross profit
Assets related to segment